Other Financial Assets	12 Months Ended
Dec. 31, 2019
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Other Financial Assets
13. OTHER FINANCIAL ASSETS

	As at December 31,
	2019	2018
Current:
Marketable securities (Note 14)	730	3,581
	730	3,581
Long-term:
Investment in subscription receipts	2,400	2,400
Reclamation deposits	3,083	31,480
Restricted cash	1,300	7,500
	6,783	41,380
The Company holds strategic investments in publicly traded and privately owned mineral exploration and development companies, including marketable securities and subscription receipts. Marketable securities and the investment in subscription receipts are accounted for at fair value through other comprehensive income (FVOCI). Marketable securities at December 31, 2018 include an investment in 21% of the common shares of Yellowhead Mining Inc., which was carried at a fair value of $2,810 at December 31, 2018 (Note 14).
The subscription receipts relate to an investment in a privately held company with two directors in common with Taseko and are to be convertible into units comprised of shares, or shares and warrants. The fair value of the investment in subscription receipts is based on public market information of comparable companies.
In November 2019, the Company restructured its reclamation funding within the Gibraltar joint venture which resulted in $6,200 of net cash becoming unrestricted and $30,000 in funds being distributed out of reclamation deposits to the Company. Gibraltar issued to the Province of British Columbia a letter of credit in the amount of $50,000 as security for current reclamation obligations for the Gibraltar mine. The $50,000 letter of credit issued by a Canadian chartered bank is collateralized by a surety bond in the amount of $37,500 for the Company’s share and $12,500 for Cariboo’s share of the letter of credit.
For the Florence Copper project, the Company has provided surety bonds totaling $8,260 to the federal and state regulators. The Company has provided cash collateral of $2,140 to the surety bond provider which is classified as reclamation deposits.